Notes Payable and Accrued Interest - Ya Global Master Spv Ltd (Detail Textuals) (Notes payable and accrued interest due to YA Global Master SPV Ltd [Member])	12 Months Ended
	Dec. 31, 2013 Installment	Jul. 26, 2013
Notes payable and accrued interest due to YA Global Master SPV Ltd [Member]
Debt Instrument [Line Items]
Percentage of interest on notes payables	10.00%	10.00%
Debt Instrument, Description
The Company borrowed $200,000 from YA for 12 months at an annual interest rate of 10% (the “YA Loan”). The YA Loan Agreement calls for a 10% monitoring and management fee equal to $20,000 to be escrowed and paid to Yorkville Advisors LLC thereby making the net YA Loan proceeds to the Company equal to $180,000. A post-effective amendment updating the SEDA registration statement was declared effective by the SEC on August 15, 2013. The Company received such $180,000 net proceeds on September 3, 2013 and the YA Loan Agreement was amended to establish November 3, 2013 as the first of eleven installment dates for the YA Loan.

Number of installments	11